Shareholder Report, Holdings (Details) - Fidelity Commodity Strategy Central Fund	Jul. 31, 2025
MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	31.00%
MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	25.10%
DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	124.30%
AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	55.40%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	44.60%